Business Combinations (Tables)	9 Months Ended
Sep. 30, 2020
Komiko
Business Acquisition [Line Items]
Acquisition Date Fair Value of Consideration Transferred	The acquisition date fair value of the consideration transferred for Komiko was $8.5 million, comprised of the following (in millions):

Cash	$8.3
Contingent earn-out payments	0.2
Total purchase consideration	$8.5

Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Developed technology	$2.4
Unearned revenue	(0.2)
Total identifiable net assets acquired	2.2
Goodwill	6.3
Total consideration	8.5
Contingent earn-out payments	(0.2)
Cash paid for acquisitions, net of cash acquired	$8.3

Komiko | DiscoverOrg Holdings
Business Acquisition [Line Items]
Acquisition Date Fair Value of Consideration Transferred	The acquisition date fair value of the consideration transferred for Komiko was $8.5 million, comprised of the following (in millions):

Cash	$8.3
Contingent earnout payments	0.2
Total purchase consideration	$8.5

Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Developed technology	$2.4
Unearned revenue	(0.2)
Total identifiable net assets acquired	$2.2
Goodwill	6.3
Total consideration	$8.5
Contingent Earnout Payments	(0.2)
Cash paid for acquisitions	$8.3

Pre-Acquisition ZI
Business Acquisition [Line Items]
Acquisition Date Fair Value of Consideration Transferred
The acquisition date fair value of the consideration paid by the Company for Pre-Acquisition ZI was $760.1 million, including cash acquired of $12.1 million, and was comprised of the following (in millions):

Cash consideration	$667.3
Liability for equity award settlement	25.2
Portion of replacement awards attributable to pre-acquisition service	27.9
Other purchase consideration liabilities	6.5
Deferred consideration	33.2
Total purchase consideration	$760.1

Fair Values of Assets Acquired and Liabilities Assumed	The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Cash, cash equivalents, and restricted cash	$12.1
Accounts receivable	22.1
Prepaid expenses and other assets	4.2
Property and equipment	6.3
Operating lease right-of-use assets	28.6
Intangible assets	322.0
Accounts payable and other liabilities	(6.8)
Lease liabilities	(28.6)
Deferred tax liabilities	(80.1)
Unearned revenue	(34.5)
Total identifiable net assets acquired	245.3
Goodwill	514.8
Total consideration	760.1
Deferred consideration	(33.2)
Cash acquired	(12.1)
Cash paid for acquisitions, net of cash acquired	$714.8

Components of Identifiable Indefinite-Lived Intangible Assets Acquired
The following table sets forth the components of identifiable intangible assets acquired and the estimated useful lives as of the date of acquisition (in millions):

	Fair Value	Weighted Average Useful Life in Years
Brand portfolio	$33.0	Indefinite
Developed technology	116.0	5.8
Customer relationships	173.0	15.0
Total intangible assets	$322.0

Pre-Acquisition ZI | DiscoverOrg Holdings
Business Acquisition [Line Items]
Acquisition Date Fair Value of Consideration Transferred
The acquisition date fair value of the consideration paid by the Company for Pre-Acquisition ZI was $760.1 million, including cash acquired of $12.1 million, and was comprised of the following (in millions):

Cash consideration	$667.3
Liability for equity award settlement	25.2
Portion of replacement awards attributable to pre-acquisition service	27.9
Other purchase consideration liabilities	6.5
Deferred consideration	33.2
Total purchase consideration	$760.1

Fair Values of Assets Acquired and Liabilities Assumed	The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Cash, cash equivalents, and restricted cash	$12.1
Accounts receivable	22.1
Prepaid expenses and other assets	4.2
Property and equipment	6.3
Operating lease right-of-use Assets	28.6
Intangible assets	322.0
Accounts payable and other liabilities	(6.8)
Lease liabilities	(28.6)
Deferred tax liabilities	(80.1)
Unearned revenue	(34.5)
Total identifiable net assets acquired	245.3
Goodwill	514.8
Total consideration	$760.1
Deferred consideration	(33.2)
Cash acquired	(12.1)
Cash paid for acquisitions, net of cash acquired	$714.8

Components of Identifiable Indefinite-Lived Intangible Assets Acquired
The following table sets forth the components of identifiable intangible assets acquired and the estimated useful lives as of the date of acquisition (in millions):

	Fair Value	Weighted Average Useful Life
Brand portfolio	$33.0	Indefinite
Developed technology	116.0	5.8 years
Customer relationships	173.0	15.0 years
Total intangible assets	$322.0

Pro Forma Revenue and Earnings of Acquisition
The unaudited pro forma revenue and earnings of the combined entity had the acquisition date been January 1, 2018, are as follows:

	Revenue	Loss Before Income Taxes
Supplemental pro forma from January 1, 2019 to December 31, 2019	334.1	(48.0)
Supplemental pro forma from January 1, 2018 to December 31, 2018	205.6	(146.4)

NeverBounce | DiscoverOrg Holdings
Business Acquisition [Line Items]
Acquisition Date Fair Value of Consideration Transferred	The acquisition date fair value of the consideration transferred for NeverBounce was approximately $9.6 million, which was comprised of the following (in millions):

Cash	$8.5
Contingent Earnout Payments	1.1
Total Purchase Consideration	$9.6

Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Fixed assets	$0.1
Brand portfolio	0.2
Developed technology	2.3
Customer relationships	1.1
Accrued expenses & unearned revenue	(0.1)
Total identifiable net assets acquired	$3.6
Goodwill	6.0
Total consideration, net of cash acquired	$9.6

Components of Identifiable Indefinite-Lived Intangible Assets Acquired	The following table sets forth the components of identifiable intangible assets acquired and the estimated useful lives as of the date of acquisition (in millions):

	Fair Value	Useful Life
Brand portfolio	$0.2	7 years
Developed technology	2.3	7 years
Customer relationships	1.1	5 years